Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of other non-operating income
The following tables set forth information regarding our investments accounted for under the equity method of accounting, including the entities discussed above, (in thousands):

	Year ended December 31,
	2019	2018	2017
Share of equity income from investments	$230,980	$210,756	$156,247
Dividends received (1)	$150,177	$243,101	$109,677
(1) For the year ended December 31, 2019, TUI Cruises paid us dividends totaling €170.0 million, or approximately $190.3 million, based on the exchange rates at the time of the transactions. The amounts included in the table above are net of tax withholdings.
Related party transactions

	As of December 31,
	2019	2018
Total notes receivable due from equity investments	$184,558	$201,979
Less-current portion (1)	25,933	19,075
Long-term portion (2)	$158,625	$182,904
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(1)  Included within Trade and other receivables, net in our consolidated balance sheets.
(2) Included within Other assets in our consolidated balance sheets.
We recorded the following as it relates to these services in our operating results within our consolidated statements of comprehensive income (loss) (in thousands):

	Year ended December 31,
	2019	2018	2017
Revenues	$47,242	$54,705	$53,532
Expenses	$4,304	$11,531	$15,176

Summarized balance sheet information of affiliates accounted for under the equity method of accounting
Summarized financial information for our affiliates accounted for under the equity method of accounting was as follows (in thousands):

	As of December 31,
	2019	2018
Current assets	$435,152	$471,428
Non-current assets	4,019,394	3,826,018
Total assets	$4,454,546	$4,297,446

Current liabilities	$1,094,552	$1,064,741
Non- current liabilities	2,267,936	2,217,909
Total liabilities	$3,362,488	$3,282,650

Equity attributable to:
Noncontrolling interest	$1,784	$1,672

Summarized income statement sheet information of affiliates accounted for under the equity method of accounting

	Year ended December 31,
	2019	2018	2017
Total revenues	$2,354,744	$2,255,352	$1,994,014
Total expenses	(1,875,952)	(1,779,160)	(1,684,276)
Net income	$478,792	$476,192	$309,738